CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010 item		Dec. 31, 2009 item
OPERATING ACTIVITIES:
Net (loss) income	$ (723,901)		$ (495,668)		$ 887,175
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of flight equipment	1,864,735		1,963,175		1,968,981
Deferred income taxes	(468,329)		(312,461)		382,681
Derivative instruments	(117,396)		252,254		(57,141)
Foreign currency adjustment of non-US$ denominated debt	104,800		(200,320)		114,620
Amortization of deferred debt issue costs	64,174		56,227		40,232
Amortization of debt discount	13,706		11,968		9,363
Amortization of prepaid lease cost	63,369		47,809		51,899
Aircraft impairment charges and fair value adjustments	1,737,508		1,663,189		86,332
Lease expenses related to aircraft sales	(3,249)		91,217
Forfeitures of customer deposits	(14,178)		(7,951)		(6,912)
Provision for credit losses on notes receivable and net investment in finance and sales-type leases	44,986		19,511
Other	(50,696)	[1]	(29,955)	[1]	(24,811)	[1]
Changes in operating assets and liabilities:
Lease receivables and other assets	5,910		64,111		(43,288)
Accrued interest and other payables	(33,373)		119,391		(59,274)
Current income taxes and other tax liabilities	93,989		78,687		48,841
Tax benefit sharing payable to AIG			(85,000)
Rentals received in advance	(13,896)		(22,388)		15,193
Net cash provided by operating activities	2,568,159		3,213,796		3,413,891
INVESTING ACTIVITIES:
Acquisition of flight equipment	(377,037)		(240,320)		(2,577,410)
Payments for deposits and progress payments	(158,932)		(61,085)		(40,444)
Proceeds from disposal of flight equipment	296,384		2,123,581		212,492
Acquisition of AeroTurbine, net of cash acquired	(138,225)
Restricted cash	42,336		(141,897)		(315,156)
Collections of notes receivable	45,543		72,015		15,999
Collections of finance and sales-type leases	14,958		32,928		101,170
Other	(6,225)		(5,370)		(10)
Net cash (used in) provided by investing activities	(281,198)		1,779,852		(2,603,359)
FINANCING ACTIVITIES:
Net change in commercial paper					(1,752,000)
Loan from AIG					3,900,000
Repayment of loan to AIG			(3,909,567)
Proceeds from debt financing	4,571,526		9,704,094		1,394,868
Payments in reduction of debt financing, net of foreign currency swap settlements	(8,054,223)		(7,989,514)		(6,388,347)
Debt issue costs	(121,777)		(189,376)		(49,350)
Payment of common and preferred dividends	(544)		(601)		(3,830)
Security and rental deposits received	104,895		193,831		79,452
Security and rental deposits returned	(99,421)		(52,367)		(58,280)
Transfers of security and rental deposits on sales of aircraft	(19,392)		(168,209)		(9,540)
Overhaul rentals collected	547,514		500,701		346,966
Overhaul rentals reimbursed	(350,744)		(313,974)		(383,577)
Transfer of overhaul rentals on sales of aircraft	(18,623)		(96,114)		(4,234)
Net change in other deposits	60,576		60,147		67,609
Net cash (used in) provided by financing activities	(3,380,213)		(2,260,949)		(2,860,263)
Net (decrease) increase in cash	(1,093,252)		2,732,699		(2,049,731)
Effect of exchange rate changes on cash	564		(1,913)		694
Cash at beginning of year	3,067,697		336,911		2,385,948
Cash at end of year	1,975,009		3,067,697		336,911
Cash paid during the year for:
Interest, excluding interest capitalized of $8,113 (year 2011), $6,539 (year 2010) and $10,360 (year 2009)	1,625,905		1,373,045		1,370,585
Income taxes, net	64,261	[2]	15,519		13,754
Cash Flow, Noncash Investing and Financing Activities
Flight equipment held for sale reclassified to Flight equipment under operating leases when held for sale classification no longer met	76,438
Flight equipment held for sale reclassified when held for sale classification no longer met	78,673
Flight equipment held for sale reclassified when held for sale classification no longer met, amount realized in income	2,235
Deposits on flight equipment purchases applied to Acquisition of flight equipment under operating leases	63,502		36,799		419,937
Flight equipment under operating leases reclassified	43,766
Flight equipment under operating leases reclassified to Net investment in finance and sale-type leases	24,258
Flight equipment under operating leases reclassified to Net investment in finance and sale-type leases, amount recognized in income	19,508
Flight equipment under operating leases reclassified to Lease receivables and other assets upon part-out of an aircraft	880		60,780
Flight equipment under operating leases received from customer in lieu of rent payments	5,500
Flight equipment under operating leases transferred to Flight equipment held for sale			2,236,055
Flight equipment under operating leases transferred to Flight equipment held for sale and subsequently sold			1,992,507
Net investment in finance leases transferred to Flight equipment under operating leases			192,161
Number of aircraft converted into sales-type leases			2
Aircraft net book values converted			66,581
Aircraft net book values converted into sales-type leases, aggregate amount			30,230
Aircraft net book values converted into sales-type leases, amount charged to income			36,351
Proceeds receivable from loss of aircraft			10,400		33,223
Number of aircraft with loss			2
Number of aircraft reclassified as sales-type leases					3
Aircraft reclassified as sales-type leases					59,130
Aircraft net book value reclassified to Lease receivables and other assets					23,787
Overhaul reserves reclassified to Lease receivables and other assets					6,891
Aircraft net book value reclassified					10,521
Aircraft net book value reclassified to Lease receivables and other assets					2,400
Aircraft net book value reclassified to Lease receivables and other assets, amount charged to income					7,366
Security deposits on aircraft, overhauls and other reclassified to Deposits on flight equipment purchases					5,335
Reduction in certain credits from aircraft and engine manufacturers					$ 742

[1]	Includes foreign exchange adjustments on foreign currency denominated cash, gain on aircraft sales, amortization of asset value guarantees, out of period adjustments relating to pension expenses, and other non-cash items.
[2]	Approximately $58.5 million and $10.1 million were paid to AIG for ILFC tax liability for the years ended December 31, 2011 and 2010, respectively.